UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2007
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Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Melanie Hoopes
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Title:          Investment Strategist
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/ Melanie Hoopes              Walnut Creek, CA   April 24, 2007
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  91
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Form 13F Information Table Value Total:               $134,108
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 03.31.2007

       						Value		SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None

ATT			COM	00206R102	415	10520	SH	Sole	None	0	0	10520
ABBEY UK  C07		PFD	2920809		1369	54000	SH	Sole	None	0	0	0
AbnAmro C09		PFD	00372Q201	886	35200	SH	Sole	None	0	0	0
ADOBE SYSTEMS INC	COM	00724F101	2150	51565	SH	Sole	None	0	0	51565
AEGON  C		PFD	7924509		2965	115200	SH	Sole	None	0	0	0
AEGON  C10		PFD	7924400		448	17500	SH	Sole	None	0	0	0
AEGON Netherlands	PFD	N00927306	937	36300	SH	Sole	None	0	0	0
AEGON Netherlands	PFD	7924301		396	15000	SH	Sole	None	0	0	0
ALEXANDER  BALDWIN	COM	14482103	202	4000	SH	Sole	None	0	0	4000
AMERICAN EXPRESS	COM	25816109	1970	34931	SH	Sole	None	0	0	34931
AMGEN INC		COM	31162100	2638	47200	SH	Sole	None	0	0	47200
APPLE INC		COM	37833100	5657	60890	SH	Sole	None	0	0	60890
ATT 6 375 C12		PFD	00211G208	226	9000	SH	Sole	None	0	0	0
AXIS Bermuda 7 25	PFD	G0692U208	647	25000	SH	Sole	None	0	0	0
BP			COM	55622104	363	5603	SH	Sole	None	0	0	5603
BAC CAP TR 7 C07	PFD	55188205	248	9800	SH	Sole	None	0	0	0
BALLARD POWER SYSTEMs	COM	05858H104	587	106235	SH	Sole	None	0	0	106235
BANK OF AMERICA		COM	060505104	4092	80200	SH	Sole	None	0	0	80200
BANK OF AMERICA 6 875	PFD	05633T209	253	9700	SH	Sole	None	0	0	0
BARCLAYS 6 625 C11	PFD	06739F390	1575	59305	SH	Sole	None	0	0	0
BERKSHIRE HATHAWAY Cl	COM	84670207	295	81	SH	Sole	None	0	0	81
BIOMET INCORPORATED	COM	90613100	274	6450	SH	Sole	None	0	0	6450
CAPITAL GOLD CORP	COM	14018Y106	5	10000	SH	Sole	None	0	0	10000
CHEVRON CORP		COM	166764100	6100	82471	SH	Sole	None	0	0	82471
CISCO SYSTEMS		COM	17275R102	316	12370	SH	Sole	None	0	0	12370
CITIGROUP		COM	172967101	784	15263	SH	Sole	None	0	0	15263
COCA COLA		COM	191216100	1986	41375	SH	Sole	None	0	0	41375
COSTCO WHOLESALE	COM	22160K105	2664	49478	SH	Sole	None	0	0	49478
DAIMLER 7 5 C		PFD	21988G486	273	11110	SH	Sole	None	0	0	0
DENTSPLY INTL		COM	249030107	3052	93180	SH	Sole	None	0	0	93180
DEUTSCHE BANK 6 375 C11	PFD	25153U204	1238	47800	SH	Sole	None	0	0	0
DEVON ENERGY		COM	25179M103	3734	53950	SH	Sole	None	0	0	53950
DUPONT DENEMOURS	COM	263534109	3769	76240	SH	Sole	None	0	0	76240
EWA AUSTRALIA INDEX	COM	464286103	2857	110112	SH	Sole	None	0	0	110112
EWJ JAPAN INDEX		COM	464286848	1556	106815	SH	Sole	None	0	0	106815
EWS SINGAPORE INDEX	COM	464286673	2322	187720	SH	Sole	None	0	0	187720
EXXON MOBIL		COM	30231G102	7247	96047	SH	Sole	None	0	0	96047
FIDELITY NATL FINL INC	COM	31620R105	1581	65842	SH	Sole	None	0	0	65842
FLEET CAP TR 7 20 C07	PFD	33889X203	284	11300	SH	Sole	None	0	0	0
FXI CHINA INDEX		COM	464287184	271	2650	SH	Sole	None	0	0	2650
GENENTECH INC		COM	368710406	3404	41450	SH	Sole	None	0	0	41450
GENERAL ELECTRIC	COM	369604103	5748	162552	SH	Sole	None	0	0	162552
GMAC SR 7 25 C08	PFD	36186C400	276	11300	SH	Sole	None	0	0	0
GOLDMAN 3mo 87 50bps	PFD	21988k859	314	13800	SH	Sole	None	0	0	0
GOLDMAN SACHS INC	COM	38141G104	4658	22545	SH	Sole	None	0	0	22545
HSBC HongKong  6 2 C10	PFD	404280604	555	22000	SH	Sole	None	0	0	0
HUMANA INC		COM	444859102	3048	52532	SH	Sole	None	0	0	52532
I T T INDUSTRIAL INC	COM	450911102	2916	48350	SH	Sole	None	0	0	48350
IBM			COM	459200101	768	8153	SH	Sole	None	0	0	8153
ING Netherlands 6 125	PFD	456837509	352	14000	SH	Sole	None	0	0	0
ING Netherlands 7 2	PFD	456837301	2003	78700	SH	Sole	None	0	0	0
ING Netherlands 7 375	PFD	456837202	413	16300	SH	Sole	None	0	0	0
INTEL CORPORATION	COM	458140100	1567	81894	SH	Sole	None	0	0	81894
INTERNET INDEX FUND	COM	33733E302	1997	85645	SH	Sole	None	0	0	85645
JOHNSON  JOHNSON	COM	478160104	3404	56489	SH	Sole	None	0	0	56489
LEHMAN 1mo 75bps C09	PFD	524908639	575	22500	SH	Sole	None	0	0	0
MBNA CAP 8 1 C07	PFD	55270B201	238	9100	SH	Sole	None	0	0	0
MEDAREX			COM	583916101	1087	83965	SH	Sole	None	0	0	83965
MEDTRONIC INC		COM	585055106	2214	45126	SH	Sole	None	0	0	45126
MERRILL LYNCH 6 375	PFD	59021V839	456	17500	SH	Sole	None	0	0	0
MERRILLG 3mo 75bps C09	PFD	59021s703	2450	95900	SH	Sole	None	0	0	0
MERRILL H 3mo 65bps C09	PFD	59021S638	442	17500	SH	Sole	None	0	0	0
METLIFE 3mo 100bps C10	PFD	59156R504	2688	102400	SH	Sole	None	0	0	0
NABORS INDUSTRIES	COM	G6359F103	2534	85390	SH	Sole	None	0	0	85390
NATL HEALTHCARE EXC SVC	COM	636328106	26	105588	SH	Sole	None	0	0	105588
PEPSICO INC		COM	713448108	238	3750	SH	Sole	None	0	0	3750
PROCTER  GAMBLE CO	COM	742718109	295	4673	SH	Sole	None	0	0	4673
PRUDENTIAL 6 50 C10	PFD	G7293H189	262	10200	SH	Sole	None	0	0	0
PRUDENTIAL 6 75 C09	PFD	780097754	685	26600	SH	Sole	None	0	0	0
QUALCOMM INC		COM	747525103	1256	29432	SH	Sole	None	0	0	29432
ROYAL BK SCOT 5 75 C08	PFD	780097788	267	11000	SH	Sole	None	0	0	0
ROYAL BK SCOT 6 35 C10	PFD	780097770	294	11500	SH	Sole	None	0	0	0
ROYAL BK SCOT 6 4 C09	PFD	780097796	337	13100	SH	Sole	None	0	0	0
ROYAL BK SCOT 6 75 C11	PFD	780097754	928	35500	SH	Sole	None	0	0	0
ROYAL BK SCOT 7 25 C04	PFD	780097879	644	25000	SH	Sole	None	0	0	0
SANOFI AVENTIS ADR	COM	80105N105	349	8031	SH	Sole	None	0	0	8031
SANTANDER BK SPAIN	PFD	80281R300	1388	54500	SH	Sole	None	0	0	0
SCIENCE APPLICATION	COM	78390X101	202	11650	SH	Sole	None	0	0	11650
STARBUCKS CORP		COM	855244109	2245	71595	SH	Sole	None	0	0	71595
STRYKER CORP		COM	863667101	2620	39500	SH	Sole	None	0	0	39500
SUNPOWER CORP		COM	867652109	1180	25925	SH	Sole	None	0	0	25925
SUNTECH POWER HOLDINGS	COM	86800C104	1352	39050	SH	Sole	None	0	0	39050
TARGET CORP		COM	87612E106	2985	50375	SH	Sole	None	0	0	50375
UBS 1mo 70bps C08	PFD	90263W201	878	34500	SH	Sole	None	0	0	0
VALERO ENERGY CORP	COM	91913Y100	684	10600	SH	Sole	None	0	0	10600
VERIZON COMMUNICATIONS	COM	92343V104	539	14212	SH	Sole	None	0	0	14212
VIACOM INC 6 85 C11	PFD	92553P300	200	8000	SH	Sole	None	0	0	0
WELLS FARGO 6 95 C07	PFD	94978B205	272	10900	SH	Sole	None	0	0	0
WELLS FARGO 7 0  C06	PFD	94976Y207	590	23300	SH	Sole	None	0	0	0
WELLS FARGO BANK	COM	949746101	640	18578	SH	Sole	None	0	0	18578
ZIX CORPORATION		COM	98974P100	18	10000	SH	Sole	None	0	0	10000
